Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 13, 2015
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
THE HARTFORD CONSERVATIVE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD CONSERVATIVE ALLOCATION FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED MAY 7, 2015

AND SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective November 1, 2015, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its management fee rate set forth in the investment advisory agreement for The Hartford Conservative Allocation Fund (the “Fund”).  Additionally, effective November 1, 2015, the Investment Manager is revising the expense reimbursement arrangements for all classes of the Fund.

Accordingly, effective November 1, 2015, the Prospectus and Summary Prospectus will be revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service(12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None
Total other expenses	0.20%	0.31%	0.18%	0.17%	0.29%	0.25%	0.19%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%
Other expenses	0.20%	0.31%	0.18%	0.17%	0.09%	0.10%	0.09%
Acquired Fund fees and expenses	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses(3)	1.24%	2.10%	1.97%	0.96%	1.58%	1.29%	0.98%
Fee waiver and/or expense reimbursement(4)	0.05%	0.16%	0.03%	0.02%	0.14%	0.15%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(4)	1.19%	1.94%	1.94%	0.94%	1.44%	1.14%	0.84%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3) “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report and semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

(4)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class B), 1.94% (Class C), 0.94% (Class I), 1.44% (Class R3), 1.14% (Class R4), and 0.84% (Class R5) effective November 1, 2015. This contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$917	$1,189	$1,963
B	$697	$942	$1,314	$2,198
C	$297	$615	$1,060	$2,293
I	$96	$304	$529	$1,176
R3	$147	$485	$847	$1,866
R4	$116	$394	$693	$1,543
R5	$86	$298	$528	$1,189

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$665	$917	$1,189	$1,963
B	$197	$642	$1,114	$2,198
C	$197	$615	$1,060	$2,293
I	$96	$304	$529	$1,176
R3	$147	$485	$847	$1,866
R4	$116	$394	$693	$1,543
R5	$86	$298	$528	$1,189

2.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

Effective November 1, 2015, the management fee set forth in the Fund’s investment advisory agreement is 0.100% of the first $500 million, 0.095% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets. The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

Prior to November 1, 2015, the management fee paid by the Fund to the Investment Manager was 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVBX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVTX